Segmented Information (Tables)	12 Months Ended
Oct. 31, 2011
Segmented Information [Abstract]
Segment information
The information presented below is for continuing operations.
	Year ended October 31, 2011
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$61,832	$108,662	$103,533	$-	$274,027
Direct cost of revenues	25,619	47,308	53,149	-	126,076
Selling, general and administration(a)	15,785	15,007	14,337	7,806	52,935
Other expense (income), net (b)	5,519	207	(38)	4,552	10,240
Segment earnings (loss)	$14,909	$46,140	$36,085	$(12,358)	$84,776
Depreciation and amortization	8,530	6,719	7,088	38	22,375
Restructuring charges, net					1,592
AECL arbitration and legal costs					12,172
Gain on sale of investment					(1,691)
Change in fair value of embedded derivatives					(2,649)
Operating income from continuing operations					$52,977
(a)	excludes AECL arbitration and legal costs of $12.2 million
(b)	excludes gain on sale of investment of $1.7 million

	Year ended October 31, 2010
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$60,818	$103,556	$57,594	$-	$221,968
Direct cost of revenues	30,017	41,642	33,018	-	104,677
Selling, general and administration(a)	13,260	14,447	15,134	48,238	91,079
Other expense, net(b)	4,487	13	-	17,871	22,371
Segment earnings (loss)	$13,054	$47,454	$9,442	$(66,109)	$3,841
Depreciation and amortization	6,693	5,156	4,698	11,967	28,514
Restructuring charges, net					62,531
AECL arbitration and legal costs					9,207
Loss on sale of investments					1,054
Impairment of long-lived assets					1,632
Change in fair value of embedded derivatives					(13,050)
Operating loss from continuing operations					$(86,047)
(a)	excludes AECL arbitration and legal costs of $9.2 million
(b)	excludes impairment of long-lived assets of $1.6 million and loss on sale of investment of $1.1 million

	Year ended October 31, 2009
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$39,372	$78,322	$94,003	$-	$211,697
Direct cost of revenues	19,785	33,037	43,213	-	96,035
Selling, general and administration(a)	9,770	11,997	13,361	38,168	73,296
Other expense, net(b)	4,262	515	733	2,709	8,219
Segment earnings (loss)	$5,555	$32,773	$36,696	$(40,877)	$34,147
Depreciation and amortization	4,960	4,255	3,862	9,603	22,680
Restructuring charges, net					9,306
AECL arbitration and legal costs					1,944
Impairment of long-lived assets					938
Change in fair value of embedded derivatives					(7,922)
Operating earnings from continuing operations					$7,201
(a)	excludes AECL arbitration and legal costs of $1.9 million
(b)	excludes impairment of long-lived assets of $0.9 million

Revenues by Geographic Location
Revenues by geographic location are summarized below:

Years ended October 31		Canada	US	Europe	Other	Total
	2011	$6,360	$178,213	$26,565	$62,889	$274,027
	2010	$6,775	$136,834	$20,831	$57,528	$221,968
	2009	$6,721	$127,351	$15,301	$62,324	$211,697